Additional Information: Condensed Financial Statements Of The Company (Condensed Balance Sheets) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 79,431,000	$ 31,941,000	$ 38,946,000	$ 46,863,000
Amounts due from related parties	1,136,000	9,293,000
Total current assets	167,380,000	89,512,000
Deferred costs for initial public offering in the United States		4,446,000
Total assets	342,437,000	229,599,000
Current liabilities
Other payables and accruals	31,990,000	26,177,000
Amount due to a related party	5,308,000	6,243,000
Total current liabilities	95,119,000	81,062,000
Other deferred income	2,039,000	3,498,000
Total liabilities	138,377,000	127,322,000
Company’s shareholders’ equity
Ordinary share; $1.00 par value; 75,000,000 shares authorized; 60,705,823 and 56,533,118 shares issued at December 31, 2016 and 2015	60,706,000	56,533,000
Total Company’s shareholders’ equity	184,270,000	83,356,000
Total liabilities and shareholders’ equity	342,437,000	229,599,000
The Parent Company
Current assets
Cash and cash equivalents	98,000	1,000	$ 1,000	$ 1,000
Prepayments	82,000	19,000
Amounts due from subsidiaries	61,711,000
Amounts due from related parties	76,000	76,000
Total current assets	61,967,000	96,000
Investments in subsidiaries	125,546,000	93,396,000
Deferred costs for initial public offering in the United States		4,446,000
Total assets	187,513,000	97,938,000
Current liabilities
Other payables and accruals	2,148,000	5,224,000
Amounts due to subsidiaries		9,029,000
Amounts due to immediate holding company	596,000	329,000
Amount due to a related party	6,000
Total current liabilities	2,750,000	14,582,000
Other deferred income	493,000
Total liabilities	3,243,000	14,582,000
Company’s shareholders’ equity
Ordinary share; $1.00 par value; 75,000,000 shares authorized; 60,705,823 and 56,533,118 shares issued at December 31, 2016 and 2015	60,706,000	56,533,000
Other shareholders’ equity	123,564,000	26,823,000
Total Company’s shareholders’ equity	184,270,000	83,356,000
Total liabilities and shareholders’ equity	$ 187,513,000	$ 97,938,000